Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives
Estimated useful life
Office equipment, furniture, fixtures	3-5 years
Motor vehicles	3-5 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

Schedule of disaggregation of revenue
	Years ended June 30,
	2020	2021	2022
	RMB	RMB	RMB

Wealth management	106,444	176,589	171,541
Distribution commissions	99,600	176,573	168,489
-- One-time commissions	69,196	109,308	80,943
-- Recurring management fees	30,404	67,265	87,546
Performance-based distribution fees	6,844	16	3,052
Corporate financing	6	-	-
Asset management	23,033	13,464	5,890
Management fees	6,393	5,626	3,476
Performance-based fees	16,640	7,838	2,414
Consulting and other services	-	1,147	11,310
Insurance consulting services(1)	-	1,138	9,394
Other services(2)	-	9	1,916
Total	129,483	191,200	188,741

(1)	Insurance consulting services were started from January 2021, and were recognized at a point of time.

(2)	Other services primarily consist of trust consulting services started from July 2021, and were recognized at a point of time.